LONG-TERM LOANS AND OTHER BORROWINGS - Bonds and Notes (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 IDR (Rp)
Borrowings and other credit facilities
Current maturities		Rp (5,209)		Rp (4,521)
Long-term portion	$ 2,062	27,974		26,367
Bonds and notes
Borrowings and other credit facilities
Total loans and other borrowings		8,995		9,336
Unamortized debt issuance cost		(13)		(13)
Total		8,982		9,323
Current maturities				(1)
Long-term portion		8,982		9,322
2010 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,995
2015 - Series A Bonds
Borrowings and other credit facilities
Total loans and other borrowings		2,200
2015 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings		2,100
2015 - Series C Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,200
2015 - Series D Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,500
MTN - GSD - Series A
Borrowings and other credit facilities
Total loans and other borrowings		220
MTN - GSD - Series B
Borrowings and other credit facilities
Total loans and other borrowings		120
Promissory notes - PT ZTE Indonesia
Borrowings and other credit facilities
Total loans and other borrowings | $	$ 100
Rupiah | 2010 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,995		1,995
Rupiah | 2015 - Series A Bonds
Borrowings and other credit facilities
Total loans and other borrowings		2,200		2,200
Rupiah | 2015 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings		2,100		2,100
Rupiah | 2015 - Series C Bonds
Borrowings and other credit facilities
Total loans and other borrowings		1,200		1,200
Rupiah | 2015 - Series D Bonds
Borrowings and other credit facilities
Total loans and other borrowings		Rp 1,500		1,500
Rupiah | MTN - GSD - Series A
Borrowings and other credit facilities
Total loans and other borrowings				220
Rupiah | MTN - GSD - Series B
Borrowings and other credit facilities
Total loans and other borrowings				120
USD | Promissory notes - PT ZTE Indonesia
Borrowings and other credit facilities
Total loans and other borrowings			$ 0	Rp 1